Mining Interest, Plant, and Equipment - Summary and Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 749,146	$ 455,778
Capitalized interest	14,550	3,909
Ending balance	943,453	749,146
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,132,251	844,008
Additions	115,026	118,845
Acquisition of Aris Gold (Note 5)		255,857
Disposals	(1,937)	(3,500)
Transfers	0	0
Change in decommissioning liability	3,182	645
Capitalized interest	14,550	3,909
Exchange difference	155,894	(87,513)
Ending balance	1,418,966	1,132,251
Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(383,105)	(388,230)
Disposals	668	1,273
Exchange difference	(56,564)	39,254
Depreciation	(36,512)	(34,091)
Derecognition of assets		(1,311)
Ending balance	(475,513)	(383,105)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	121,722	80,768
Ending balance	162,007	121,722
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	182,566	140,367
Additions	33,455	53,248
Acquisition of Aris Gold (Note 5)		17,871
Disposals	(1,937)	(3,500)
Transfers	105	0
Change in decommissioning liability	0	0
Capitalized interest	0	0
Exchange difference	39,672	(25,420)
Ending balance	253,861	182,566
Plant and equipment | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(60,844)	(59,599)
Disposals	668	1,273
Exchange difference	(18,200)	12,242
Depreciation	(13,478)	(13,449)
Derecognition of assets		(1,311)
Ending balance	(91,854)	(60,844)
Depletable Exploration projects
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	149,601	100,165
Ending balance	222,999	149,601
Depletable Exploration projects | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	292,386	249,320
Additions	36,190	33,315
Acquisition of Aris Gold (Note 5)		64,258
Disposals	0	0
Transfers	(105)	862
Change in decommissioning liability	3,182	645
Capitalized interest	0	47
Exchange difference	95,529	(56,061)
Ending balance	427,182	292,386
Depletable Exploration projects | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(142,785)	(149,155)
Disposals	0	0
Exchange difference	(38,364)	27,012
Depreciation	(23,034)	(20,642)
Derecognition of assets		0
Ending balance	(204,183)	(142,785)
Non-Depletable Development projects
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153,540	0
Ending balance	216,723	153,540
Non-Depletable Development projects | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153,540	0
Additions	30,412	4,641
Acquisition of Aris Gold (Note 5)		149,936
Disposals	0	0
Transfers	0	0
Change in decommissioning liability	0	0
Capitalized interest	14,550	3,862
Exchange difference	18,221	(4,899)
Ending balance	216,723	153,540
Non-Depletable Development projects | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Disposals	0	0
Exchange difference	0	0
Depreciation	0	0
Derecognition of assets		0
Ending balance	0	0
Exploration projects
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	324,283	274,845
Ending balance	341,724	324,283
Exploration projects | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	503,759	454,321
Additions	14,969	27,641
Acquisition of Aris Gold (Note 5)		23,792
Disposals	0	0
Transfers	0	(862)
Change in decommissioning liability	0	0
Capitalized interest	0	0
Exchange difference	2,472	(1,133)
Ending balance	521,200	503,759
Exploration projects | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(179,476)	(179,476)
Disposals	0	0
Exchange difference	0	0
Depreciation	0	0
Derecognition of assets		0
Ending balance	$ (179,476)	$ (179,476)